Other Intangible Assets, Net (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Intangible Asset Excluding Goodwill [Line Items]
Gross other intangible assets	$ 2,609	$ 2,131
Accumulated amortization	(1,235)	(1,020)
Other intangible assets, net	1,374	1,111
Developed technology, including patents
Intangible Asset Excluding Goodwill [Line Items]
Gross other intangible assets	2,002	1,690
Accumulated amortization	(1,010)	(855)
Other intangible assets, net	992	835
Other amortized intangible assets
Intangible Asset Excluding Goodwill [Line Items]
Gross other intangible assets	435	384
Accumulated amortization	(225)	(165)
Other intangible assets, net	210	219
Indefinite-lived intangible assets
Intangible Asset Excluding Goodwill [Line Items]
Other intangible assets	$ 172	$ 57